Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2018
Registrant Name	dei_EntityRegistrantName	ALPS ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001414040
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 21, 2018
Document Effective Date	dei_DocumentEffectiveDate	Sep. 21, 2018
Prospectus Date	rr_ProspectusDate	Mar. 31, 2018
Alps Equal Sector Weight ETF
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	alps_ProspectusSupplementTextBlock

ALPS ETF TRUST

ALPS EQUAL SECTOR WEIGHT ETF (NYSE ARCA: EQL)

(THE “FUND”)

SUPPLEMENT DATED SEPTEMER 21, 2018

TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MARCH 31, 2018, AS SUPPLEMENTED

Effective after the close of trading on September 21, 2018, the first paragraph of the “Principal Investment Strategies” section of the Fund’s summary prospectus is hereby replaced with the following:

The Fund will seek investment results that replicate as closely as possible, before fees and expenses, the performance of the Underlying Index. The Underlying Index is an index of ETFs comprised of all active Select Sector SPDR® ETFs in an equal weighted portfolio. These are the Communication Services Select Sector SPDR® Fund, Consumer Discretionary Select Sector SPDR® Fund, Consumer Staples Select Sector SPDR® Fund, Materials Select Sector SPDR® Fund, Energy Select Sector SPDR® Fund, Technology Select Sector SPDR® Fund, Utilities Select Sector SPDR® Fund, Financial Select Sector SPDR® Fund, Industrial Select Sector SPDR® Fund, Health Care Select Sector SPDR® Fund and Real Estate Select Sector SPDR® Fund (each, an “Underlying Sector ETF” and collectively, the “Underlying Sector ETFs”). In order to track the Underlying Index, the Fund will use a “fund of funds” approach, and seek to achieve its investment objective by investing at least 90% of its total assets in the shares of the Underlying Sector ETFs.

* * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.